INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2012
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES

The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

At December 31, 2012, 2011 and 2010 the Company had the following participation in investments that are recorded using the equity method:

	2012	2011	2010
SFL West Polaris Limited	100.00%	100.00%	100.00%
SFL Deepwater Ltd	100.00%	100.00%	100.00%
Rig Finance II Limited	—	—	100.00%
Bluelot Shipping Company Limited	100.00%	100.00%	—
SFL Corte Real Limited	100.00%	100.00%	—

The determination that Ship Finance is not the primary beneficiary of SFL West Polaris Limited ("SFL West Polaris"), SFL Deepwater Ltd. ("SFL Deepwater") and Rig Finance II Limited ("Rig Finance II") is due to these subsidiaries each owning assets on which the underlying leases include both fixed price call options and fixed price put options or purchase obligations. The determination that Ship Finance is not the primary beneficiary of Bluelot Shipping Company Limited ("Bluelot") and SFL Corte Real Limited ("Corte Real") is due to these subsidiaries, which do not own vessels, each having been incorporated specifically to participate in a three-party lease agreement, which can be effectively terminated by one of the other parties – see below.

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. ("Seadrill Polaris"), fully guaranteed by its parent company Seadrill Limited ("Seadrill"), a related party. In July 2008, SFL West Polaris entered into a $700 million five year term loan facility and at December 31, 2012, the balance outstanding under this facility was $397.5 million. The Company guaranteed $70.0 million of this debt at December 31, 2012. In December 2012, SFL West Polaris entered into a $420 million five year term loan and revolving credit facility, which was used to refinance the existing $700 million facility in January 2013. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL West Polaris is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill. In September 2008, SFL Deepwater entered into a $1,400 million five year term loan facility and at December 31, 2012, the balance outstanding under this facility was $821.9 million. The Company guarantees $200.0 million of this debt. The rigs are chartered on a bareboat basis and the terms of the charter provide each of the charterers with various call options to acquire the rigs at certain dates throughout the charter. In addition, there is an obligation for each of the charterers to purchase the respective rigs at fixed prices at the end of the charters, which expire in 2023. Because the two main assets of SFL Deepwater are the subject of leases which includes both fixed price call options and fixed price purchase obligations, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

Rig Finance II was a 100% owned subsidiary of Ship Finance, incorporated in 2007 for the purpose of holding a jack-up drilling rig and leasing that rig to Seadrill Prospero Limited, fully guaranteed by its parent company Seadrill. The rig was chartered on a bareboat basis and the terms of the charter initially provided the charterer with various call options to acquire the rig at certain dates throughout the charter. On December 31, 2010, the terms of the charters were amended to provide the charterer with two additional call options in exchange for Rig Finance II receiving a put option at the end of the charter. Prior to the charter amendment, Rig Finance II was fully consolidated by the Company on the basis that it was a variable interest entity in which the Company was the primary beneficiary. The charter amendment resulted in the Company no longer being the primary beneficiary, which accordingly under ASC 810 was accounted for using the equity method with effect from December 31, 2010. In May 2011, the charterer advised the Company of its intention to exercise its option to acquire the rig at the option price of $133.1 million, and the transaction was effected in June 2011 as a sale of Rig Finance II. The Company recorded a gain of $4.1 million on the sale, which was recorded as "Gain on sale of investment in associated company". The acquisition of the rig in 2007 was partly financed by a $170 million term loan facility entered into by Rig Finance II, of which $20 million was guaranteed by Ship Finance. The Company has agreed to continue to provide this $20 million guarantee until the loan facility is fully repaid by Rig Finance II, against a guarantee fee receivable from Seadrill and with full indemnification by Seadrill.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent units ("TEU") container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing the vessel out on a time-charter basis to CMA CGM S.A. ("CMA CGM"). The vessels are owned by unrelated third party entities, formed specially to acquire them from CMA CGM. The vessels, each of which cost its owner $171 million, were financed by a consortium of lenders through a French tax lease structure, including investment loans from Ship Finance of $25 million per vessel, which carry a fixed rate of interest and are shown under "Loans to others, long-term", and senior secured loan financing of $60 million per vessel provided by financial institutions. Ship Finance has provided a guarantee for the senior secured loan relating to one of the vessels, which is secured by a first priority mortgage. Although the owners of the vessels and CMA CGM are not related parties, the charter agreements are linked and designed to provide Bluelot and Corte Real with predetermined net income. At the end of their 15 year lease terms, CMA CGM has fixed price options to buy the vessels from Bluelot and Corte Real, who in turn have options to buy the vessels at the same prices from the vessel owners. In addition, CMA CGM has options to acquire each of the vessel-owning entities for $2.6 million on January 1, 2014, 2015, 2016, 2017 or 2018, while Bluelot and Corte Real have options to acquire the vessel-owning entities on January 1, 2018, if CMA CGM has not exercised its options. If an option to acquire a vessel-owning entity is exercised, the provisions and obligations of the corresponding financing and lease agreements will no longer be applied. Because CMA CGM has options to acquire the vessel-owning entities and effectively terminate the agreements, it has been determined that Bluelot and Corte Real are variable interest entities in which Ship Finance is not the primary beneficiary.

In addition to the above wholly-owned subsidiaries, prior to December 31, 2010, the 100% owned subsidiary Front Shadow Inc. ("Front Shadow") was also accounted for using the equity method. Front Shadow was incorporated in 2006 for the purpose of holding a Panamax drybulk carrier and leasing that vessel to Golden Ocean Group Limited ("Golden Ocean"), a related party. In December 2010, the lease with Golden Ocean was terminated and the vessel was sold at Golden Ocean's purchase option price of $21.5 million. Upon the sale of its vessel, Front Shadow ceased to be a variable interest entity accounted for using the equity method, and since then has been fully consolidated by the Company. Although Front Shadow has not been an equity method investee since before December 31, 2010, its earnings in the years ended December 31, 2010, are included in "Equity in earnings of associated companies".

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Current assets (1)	206,114	145,390	52,776	3,998	3,950
Non-current assets	1,482,687	994,390	488,297	—	—
Total assets	1,688,801	1,139,780	541,073	3,998	3,950
Current liabilities	868,850	828,712	40,138	—	—
Non-current liabilities (2)	587,060	160,050	427,010	—	—
Total liabilities	1,455,910	988,762	467,148	—	—
Total shareholders' equity	232,891	151,018	73,925	3,998	3,950

	As of December 31, 2011
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Current assets (1)	225,958	135,876	86,641	1,751	1,690
Non-current assets	1,663,530	1,127,563	535,967	—	—
Total assets	1,889,488	1,263,439	622,608	1,751	1,690
Current liabilities	201,355	124,049	77,282	20	4
Non-current liabilities (2)	1,518,295	1,024,071	494,224	—	—
Total liabilities	1,719,650	1,148,120	571,506	20	4
Total shareholders' equity	169,838	115,319	51,102	1,731	1,686

(1)
Bluelot and Corte Real current assets at December 31, 2012, include $3.8 million (2011: $1.7 million) and $3.8 million (2011: $1.7 million) due from Ship Finance, respectively – see Note 23 "Related party transactions".

(2)
SFL West Polaris and SFL Deepwater non-current liabilities at December 31, 2012, include $67.0 million (2011: $84.6 million) and $154.9 million (2011: $189.6 million) due to Ship Finance – see Note 23 "Related party transactions".

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Operating revenues	146,263	69,508	37,421	19,612	19,722
Net operating revenues	111,434	69,485	37,418	2,266	2,265
Net income (3)	43,492	28,243	10,719	2,266	2,264

	Year ended December 31, 2011
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real	Rig Finance II
Operating revenues	155,514	76,586	46,771	14,499	14,108	3,550
Net operating revenues	130,311	76,583	46,767	1,731	1,686	3,544
Net income (3)	50,902	31,861	12,806	1,731	1,686	2,818

	Year ended December 31, 2010
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Front Shadow
Operating revenues	137,344	84,127	52,318	899
Net operating revenues	137,149	84,084	52,316	749
Net income (3)	50,413	35,296	14,569	548

(3)
The net income of SFL West Polaris and SFL Deepwater in the year ended December 31, 2012, includes interest payable to Ship Finance amounting to $6.5 million (2011: $6.5 million; 2010: $6.5 million) and $13.1 million (2011: $13.1 million; 2010: $13.1 million), respectively - see Note 23 "Related party transactions".